Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (100,584,748)	$ (15,415,287)	¥ (129,218,299)	¥ 850,601,505
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts				3,611,845
Gain from disposal of discontinued operations			(4,894,197)	(1,126,543,946)
Depreciation and amortization	29,913,815	4,584,493	17,545,060	13,331,272
Loss from disposal of property and equipment	87,991	13,485		893
Share-based compensation	1,776,783	272,304	4,809,454	20,591,899
Deferred income tax benefit	(10,283,238)	(1,575,975)	(8,054,197)	(25,969,955)
Loss on disposal of subsidiaries and others	1,767,800	270,927	7,850
Impairment loss of long-term investments	1,726,391	264,581	26,814,507	6,380,802
Provision for loan receivable and other receivables	5,904,305	904,874	17,430,825
Impairment loss of intangible assets and other non-current assets	3,120,425	478,226	8,932,439
Change in fair value of long-term investment (Note 6)				(2,750,000)
Foreign currency exchange loss (gain)	1,050,043	160,926	(56,630)	42,887
Changes in operating assets and liabilities, net of effect of acquisition and disposal:
Accounts receivable	(2,030,603)	(311,204)	225,192	41,133,635
Prepaid expenses and other current assets	12,866,352	1,971,855	(3,615,775)	(13,568,373)
Other non-current assets	(6,552,514)	(1,004,217)	(10,066,863)	(649,463)
Income tax payable	(571,474)	(87,582)	679,961	(14,953,642)
Accrued expenses and other payables	1,678,155	257,189	14,737,959	(67,205,665)
Deferred revenues	32,257,157	4,943,626	6,846,155	3,320,001
Net cash used in operating activities	(27,873,360)	(4,271,779)	(57,876,559)	(312,626,305)
Cash flows from investing activities:
Cash paid for property and equipment	(4,910,407)	(752,552)	(1,284,816)	(7,110,298)
Loan lent to Beijing Biztour				(13,745,856)
Cash receipt from property and equipment disposal	37,441	5,738		2,760
Proceeds received from the sale of non-redeemable non-controlling interests (Note 15)				1,500,000
Payment for acquisition of a subsidiary, less cash acquired	(15,000,000)	(2,298,851)	(34,554,702)
Proceeds from acquisition of a subsidiary, less cash paid	287,801	44,107		215,000
Cash paid for long-term investments (Note 6)			(6,000,000)
Proceeds from disposal of subsidiaries and others, less cash disposed	494,737	75,822
Proceeds from disposal of discontinued operations, net of cash disposed in the amount of RMB147,738,996, RMB nil and nil for the years ended December 31, 2018, 2019 and 2020			4,894,197	1,223,119,391
Net cash provided by (used in) investing activities	(19,090,428)	(2,925,736)	(36,945,321)	1,201,735,714
Cash flows from financing activities:
Cash paid for employee individual income tax for net-settlement of vested shares	(33,807)	(5,181)	(126,723)	(1,727,040)
Cash contributed by non-controlling interest holder of Muhua Shangce			5,000,000
Cash received from short-term loans	19,618,000	3,006,590		15,000,000
Repayment of short-term loans	(17,808,000)	(2,729,195)	(9,000,000)	(15,000,000)
Principal payments on capital lease obligations				(2,988,587)
Cash received upon private placement	8,530,931	1,307,422	61,693,192
Cash received for exercise of share options				1,433,441
Special cash dividend (Note 19)				(946,611,803)
Cash paid for repurchase of common shares	(4,003,530)	(613,568)
Net cash provided by (used in) financing activities	6,303,594	966,068	57,566,469	(949,893,989)
Effect of foreign exchange rate changes on cash	(814,131)	(124,771)	866,827	(4,720,020)
Net decrease in cash and cash equivalents	(41,474,325)	(6,356,218)	(36,388,584)	(65,504,600)
Cash and cash equivalents at beginning of year	154,197,758	23,631,840	190,586,342	256,090,942
Cash and cash equivalents at end of year	112,723,433	17,275,622	154,197,758	190,586,342
Supplemental disclosures of cash flow information:
Cash paid for income tax	114,003	17,472	209,697	232,402,067
Cash refunded for income tax	(2,869,042)	(439,700)
Cash paid for interest expenses	208,220	31,911	231,722	249,683
Non-cash investing and financing activities:
Issuance of common shares as the consideration of Huanqiuyimeng Acquisition			76,868,663
Acquisition of non-redeemable non-controlling interests	¥ 1,145,497	$ 175,555
Consideration payable for business acquisition			19,642,082
Software platform of Project Shuang Chuang
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Impairment loss of intangible assets and other non-current assets			¥ 8,932,439	0
Cash flows from investing activities:
Cash paid for intangible assets				¥ (2,245,283)